Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Overlay A Portfolio

December 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 50.3%
Information Technology – 13.4%
Communications Equipment – 0.1%
Calix, Inc.(a)	7,470	$326,364
Lumentum Holdings, Inc.(a)	5,350	280,447

		606,811

Electronic Equipment, Instruments & Components – 0.5%
Avnet, Inc.	5,300	267,120
Belden, Inc.	3,123	241,252
CDW Corp./DE	10,668	2,424,822
Fabrinet(a)	2,154	409,970
Littelfuse, Inc.	728	194,784
Novanta, Inc.(a)	1,526	256,826
Shoals Technologies Group, Inc. - Class A(a)	2,422	37,622

		3,832,396

IT Services – 0.1%
MongoDB, Inc.(a)	758	309,500

Semiconductors & Semiconductor Equipment – 3.5%
Amkor Technology, Inc.	11,220	373,289
Broadcom, Inc.	3,710	4,141,288
FormFactor, Inc.(a)	7,528	313,993
KLA Corp.	3,216	1,868,880
Lattice Semiconductor Corp.(a)	4,468	308,248
MACOM Technology Solutions Holdings, Inc.(a)	4,256	395,594
Monolithic Power Systems, Inc.	390	246,004
NVIDIA Corp.	22,540	11,161,764
NXP Semiconductors NV	15,924	3,657,194
QUALCOMM, Inc.	24,260	3,508,724
Synaptics, Inc.(a)	3,390	386,731
Universal Display Corp.	1,998	382,138

		26,743,847

Software – 6.8%
ACI Worldwide, Inc.(a)	10,330	316,098
Adobe, Inc.(a)	8,566	5,109,878
Autodesk, Inc.(a)	3,346	814,684
CommVault Systems, Inc.(a)	3,380	269,893
Fair Isaac Corp.(a)	206	238,622
Five9, Inc.(a)	4,642	365,278
Freshworks, Inc. - Class A(a)	15,598	366,397
Gen Digital, Inc.	109,126	2,490,255
HubSpot, Inc.(a)	462	267,628
Klaviyo, Inc. - Class A(a)	8,214	228,158
Manhattan Associates, Inc.(a)	1,966	423,320
Microsoft Corp.(b)	77,904	29,295,020
Monday.com Ltd.(a)	1,440	270,446
Oracle Corp.	56,596	5,966,916
PTC, Inc.(a)	2,372	415,006
ServiceNow, Inc.(a)	3,172	2,240,280
Smartsheet, Inc. - Class A(a)	6,092	291,320
Workday, Inc. - Class A(a)	6,388	1,763,196

		51,132,395

Company	Shares	U.S. $ Value

Technology Hardware, Storage & Peripherals – 2.4%
Apple, Inc.	83,554	$16,086,652
Western Digital Corp.(a)	40,748	2,133,920

		18,220,572

		100,845,521

Health Care – 7.9%
Biotechnology – 1.5%
Akero Therapeutics, Inc.(a)	2,414	56,344
Arcus Biosciences, Inc.(a)	4,846	92,540
Ascendis Pharma A/S (ADR)(a)	1,004	126,328
Blueprint Medicines Corp.(a)	1,940	178,854
Bridgebio Pharma, Inc.(a)	3,866	156,070
Halozyme Therapeutics, Inc.(a)	3,984	147,248
Intellia Therapeutics, Inc.(a)	2,608	79,518
Karuna Therapeutics, Inc.(a)	544	171,865
Legend Biotech Corp. (ADR)(a)	1,958	117,752
Madrigal Pharmaceuticals, Inc.(a)	498	114,996
MoonLake Immunotherapeutics(a)	1,548	93,424
Natera, Inc.(a)	6,600	413,424
Regeneron Pharmaceuticals, Inc.(a)	4,580	4,022,568
Sarepta Therapeutics, Inc.(a)	984	94,790
Ultragenyx Pharmaceutical, Inc.(a)	2,848	136,144
Vaxcyte, Inc.(a)	2,752	172,826
Vertex Pharmaceuticals, Inc.(a)	12,534	5,099,552
Viking Therapeutics, Inc.(a)	5,566	103,584
Vir Biotechnology, Inc.(a)	4,342	43,680
Xenon Pharmaceuticals, Inc.(a)	2,776	127,862

		11,549,369

Health Care Equipment & Supplies – 1.3%
AtriCure, Inc.(a)	6,080	216,960
Avantor, Inc.(a)	12,655	288,914
Edwards Lifesciences Corp.(a)	40,082	3,056,176
Envista Holdings Corp.(a)	9,440	227,126
Integra LifeSciences Holdings Corp.(a)	6,970	303,543
iRhythm Technologies, Inc.(a)	2,240	239,770
Lantheus Holdings, Inc.(a)	3,086	191,270
Medtronic PLC	59,366	4,890,572
Shockwave Medical, Inc.(a)	516	98,328

		9,512,659

Health Care Providers & Services – 2.6%
Acadia Healthcare Co., Inc.(a)	2,700	209,952
AMN Healthcare Services, Inc.(a)	3,291	246,430
Elevance Health, Inc.	9,296	4,383,150
Guardant Health, Inc.(a)	6,588	178,178

Company	Shares	U.S. $ Value

HCA Healthcare, Inc.	10,684	$2,891,674
Inari Medical, Inc.(a)	4,160	270,068
Pediatrix Medical Group, Inc.(a)	17,685	164,471
UnitedHealth Group, Inc.	21,564	11,352,272

		19,696,195

Life Sciences Tools & Services – 1.7%
Fortrea Holdings, Inc.(a)	8,279	288,937
ICON PLC(a)	1,148	324,964
Illumina, Inc.(a)	11,880	1,654,032
IQVIA Holdings, Inc.(a)	21,734	5,028,813
Repligen Corp.(a)	1,546	277,970
Thermo Fisher Scientific, Inc.	5,586	2,964,994
Waters Corp.(a)	8,186	2,694,748

		13,234,458

Pharmaceuticals – 0.8%
Intra-Cellular Therapies, Inc.(a)	2,524	180,698
Roche Holding AG (Sponsored ADR)	101,492	3,677,055
Zoetis, Inc.	10,266	2,026,002

		5,883,755

		59,876,436

Financials – 6.7%
Banks – 1.8%
Bank of America Corp.	124,678	4,197,875
BankUnited, Inc.	5,540	179,662
Comerica, Inc.	7,389	412,380
First BanCorp./Puerto Rico	22,036	362,492
First Citizens BancShares, Inc./NC - Class A	295	418,596
First Hawaiian, Inc.	17,221	393,672
PNC Financial Services Group, Inc. (The)	10,552	1,633,822
Texas Capital Bancshares, Inc.(a)	4,755	307,316
Webster Financial Corp.	4,654	236,237
Wells Fargo & Co.	107,142	5,273,480
Wintrust Financial Corp.	3,580	332,045
Zions Bancorp NA	6,051	265,458

		14,013,035

Capital Markets – 1.6%
Ares Management Corp. - Class A	2,774	329,766
Cboe Global Markets, Inc.	2,310	412,474
Charles Schwab Corp. (The)	58,168	4,001,890
Goldman Sachs Group, Inc. (The)	12,344	4,761,944
LPL Financial Holdings, Inc.	5,962	1,357,070
Moelis & Co. - Class A	5,362	300,969
PJT Partners, Inc. - Class A	3,254	331,485
Stifel Financial Corp.	4,315	298,382

		11,793,980

Financial Services – 2.0%
Flywire Corp.(a)	9,310	215,504
PayPal Holdings, Inc.(a)	26,070	1,600,898
Shift4 Payments, Inc. - Class A(a)	4,244	315,498
Visa, Inc. - Class A	49,186	12,805,314

		14,937,214

Company	Shares	U.S. $ Value

Insurance – 1.3%
American Financial Group, Inc./OH	2,281	$271,188
Everest Group Ltd.	731	258,467
Hanover Insurance Group, Inc. (The)	1,500	182,130
Kemper Corp.	3,640	177,159
Kinsale Capital Group, Inc.	996	333,570
Progressive Corp. (The)	39,000	6,211,760
Ryan Specialty Holdings, Inc.(a)	6,888	296,322
Willis Towers Watson PLC	8,610	2,076,491

		9,807,087

		50,551,316

Communication Services – 5.1%
Diversified Telecommunication Services – 0.5%
Comcast Corp. - Class A	90,240	3,956,980

Entertainment – 0.3%
Walt Disney Co. (The)	29,260	2,641,885

Interactive Media & Services – 3.6%
Alphabet, Inc. - Class C(a) (b)	126,220	17,788,044
Meta Platforms, Inc. - Class A(a)	25,706	9,098,896

		26,886,940

Media – 0.1%
Criteo SA (Sponsored ADR)(a)	8,976	227,272
Nexstar Media Group, Inc.	2,412	378,081

		605,353

Wireless Telecommunication Services – 0.6%
T-Mobile US, Inc.	28,272	4,532,850

		38,624,008

Consumer Discretionary – 5.1%
Automobile Components – 0.1%
Dana, Inc.	14,492	211,728
Goodyear Tire & Rubber Co. (The)(a)	21,670	310,315

		522,043

Automobiles – 0.2%
Stellantis NV	64,092	1,494,602

Broadline Retail – 1.5%
Amazon.com, Inc.(a)	77,316	11,747,241

Diversified Consumer Services – 0.0%
ADT, Inc.	45,480	310,174

Hotels, Restaurants & Leisure – 0.9%
Cava Group, Inc.(a)	5,472	235,144
Dine Brands Global, Inc.	4,480	222,432
Domino’s Pizza, Inc.	658	270,836
Hyatt Hotels Corp. - Class A	16,278	2,122,684
Papa John’s International, Inc.	3,149	240,048

Company	Shares	U.S. $ Value

Restaurant Brands International, Inc.	45,072	$3,521,476
Vail Resorts, Inc.	1,018	217,312
Wingstop, Inc.	1,264	324,316

		7,154,248

Household Durables – 0.2%
NVR, Inc.(a)	46	315,020
PulteGroup, Inc.	3,780	390,172
SharkNinja, Inc.	5,308	271,610
Taylor Morrison Home Corp.(a)	5,363	286,116

		1,262,918

Leisure Products – 0.1%
Brunswick Corp./DE	4,140	400,545

Specialty Retail – 1.4%
AutoZone, Inc.(a)	928	2,399,446
Bath & Body Works, Inc.	10,140	437,642
Dick’s Sporting Goods, Inc.	2,730	401,173
Dynatrace, Inc.(a)	8,588	469,624
Five Below, Inc.(a)	2,226	474,281
Home Depot, Inc. (The)	14,878	5,155,624
Lithia Motors, Inc.	990	325,988
Wayfair, Inc. - Class A(a)	4,552	280,858
Williams-Sonoma, Inc.	1,485	299,643

		10,244,279

Textiles, Apparel & Luxury Goods – 0.7%
Deckers Outdoor Corp.(a)	638	425,790
NIKE, Inc. - Class B	32,942	3,576,512
PVH Corp.	4,058	495,563
Ralph Lauren Corp.	2,490	359,058
Tapestry, Inc.	7,402	272,468

		5,129,391

		38,265,441

Industrials – 4.7%
Aerospace & Defense – 0.5%
Axon Enterprise, Inc.(a)	2,192	566,000
Curtiss-Wright Corp.	1,174	261,332
Hexcel Corp.	3,716	273,982
Howmet Aerospace, Inc.	5,566	301,178
RTX Corp.	19,722	1,659,410
Spirit AeroSystems Holdings, Inc. - Class A(a)	10,930	347,355

		3,409,257

Building Products – 0.6%
AZEK Co., Inc. (The)(a)	8,042	307,568
Builders FirstSource, Inc.(a)	4,526	755,570
Carlisle Cos., Inc.	842	263,066
Lennox International, Inc.	706	315,502
Otis Worldwide Corp.	35,922	3,213,942

		4,855,648

Company	Shares	U.S. $ Value

Commercial Services & Supplies – 0.1%
ABM Industries, Inc.	6,426	$288,078
Stericycle, Inc.(a)	7,071	350,439
Tetra Tech, Inc.	1,942	324,010

		962,527

Construction & Engineering – 0.4%
Dycom Industries, Inc.(a)	3,775	434,465
Fluor Corp.(a)	9,640	377,599
MasTec, Inc.(a)	26,845	2,032,703

		2,844,767

Electrical Equipment – 1.0%
BWX Technologies, Inc.	2,152	165,046
Eaton Corp. PLC	23,072	5,556,199
Regal Rexnord Corp.	2,376	351,696
Sensata Technologies Holding PLC	37,167	1,396,364

		7,469,305

Ground Transportation – 0.8%
ArcBest Corp.	2,645	317,955
CSX Corp.	129,700	4,496,700
Knight-Swift Transportation Holdings, Inc.	5,609	323,359
Saia, Inc.(a)	636	278,270
XPO, Inc.(a)	3,214	281,426

		5,697,710

Machinery – 0.8%
Gates Industrial Corp. PLC(a)	8,446	113,345
Ingersoll Rand, Inc.	3,712	287,086
ITT, Inc.	2,610	311,306
Middleby Corp. (The)(a)	2,708	398,537
Oshkosh Corp.	3,373	365,667
PACCAR, Inc.	47,538	4,641,988

		6,117,929

Marine Transportation – 0.0%
Star Bulk Carriers Corp.	12,651	268,960

Passenger Airlines – 0.0%
Alaska Air Group, Inc.(a)	6,870	268,411

Professional Services – 0.4%
Booz Allen Hamilton Holding Corp.	12,922	1,652,853
FTI Consulting, Inc.(a)	1,380	274,628
Korn Ferry	2,990	177,456
Robert Half, Inc.	3,656	321,436
WNS Holdings Ltd. (ADR)(a)	4,300	271,760

		2,698,133

Company	Shares	U.S. $ Value

Trading Companies & Distributors – 0.1%
Herc Holdings, Inc.	2,780	$413,914
SiteOne Landscape Supply, Inc.(a)	1,908	310,050

		723,964

		35,316,611

Consumer Staples – 2.7%
Beverages – 0.9%
Celsius Holdings, Inc.(a)	6,452	351,762
Coca-Cola Co. (The)	66,026	3,890,854
Constellation Brands, Inc. - Class A	9,754	2,357,788

		6,600,404

Consumer Staples Distribution & Retail – 1.3%
Costco Wholesale Corp.	3,440	2,270,016
Grocery Outlet Holding Corp.(a)	10,044	270,786
Walmart, Inc.	45,078	7,106,546

		9,647,348

Food Products – 0.1%
Freshpet, Inc.(a)	3,690	320,144
Hain Celestial Group, Inc. (The)(a)	16,797	183,927
Lamb Weston Holdings, Inc.	2,760	298,328
Nomad Foods Ltd.(a)	17,831	302,236

		1,104,635

Household Products – 0.4%
Procter & Gamble Co. (The)	20,786	3,045,834

Personal Care Products – 0.0%
BellRing Brands, Inc.(a)	3,544	196,389

		20,594,610

Energy – 1.6%
Energy Equipment & Services – 0.5%
Baker Hughes Co.	101,326	3,463,323
ChampionX Corp.	9,590	280,124
TechnipFMC PLC	10,746	216,424

		3,959,871

Oil, Gas & Consumable Fuels – 1.1%
Cameco Corp.	8,600	370,660
Chevron Corp.	16,820	2,508,871
EOG Resources, Inc.	35,574	4,302,554
HF Sinclair Corp.	4,285	238,117
International Seaways, Inc.	5,150	234,222
Magnolia Oil & Gas Corp. - Class A	14,940	318,073
Permian Resources Corp.	15,186	206,530
Southwestern Energy Co.(a)	28,148	184,370

		8,363,397

		12,323,268

Materials – 1.2%
Chemicals – 1.1%
Corteva, Inc.	27,984	1,340,994
Element Solutions, Inc.	13,767	318,568

Company	Shares	U.S. $ Value

Linde PLC	8,584	$3,525,124
LyondellBasell Industries NV - Class A	33,626	3,197,160

		8,381,846

Containers & Packaging – 0.1%
Berry Global Group, Inc.	5,290	356,493

Metals & Mining – 0.0%
ATI, Inc.(a)	5,720	260,088

		8,998,427

Real Estate – 1.1%
Diversified REITs – 0.0%
Broadstone Net Lease, Inc. - Class A	12,650	217,833

Hotel & Resort REITs – 0.0%
Ryman Hospitality Properties, Inc.	2,872	316,092

Industrial REITs – 0.6%
First Industrial Realty Trust, Inc.	4,782	251,868
Prologis, Inc.	29,230	3,896,226
STAG Industrial, Inc.	9,280	364,333

		4,512,427

Real Estate Management & Development – 0.1%
Jones Lang LaSalle, Inc.(a)	2,360	445,733

Residential REITs – 0.0%
Apartment Income REIT Corp.	9,508	330,213

Specialized REITs – 0.4%
American Tower Corp.	11,908	2,570,483
CubeSmart	5,171	239,676

		2,810,159

		8,632,457

Utilities – 0.8%
Electric Utilities – 0.8%
American Electric Power Co., Inc.	35,886	2,914,580
IDACORP, Inc.	2,721	267,528
NextEra Energy, Inc.	43,466	2,640,064
Portland General Electric Co.	6,970	302,080

		6,124,252

Multi-Utilities – 0.0%
CenterPoint Energy, Inc.	7,640	218,275

		6,342,527

Total Common Stocks (cost $211,579,424)		380,370,622

INVESTMENT COMPANIES – 44.7%
Funds and Investment Trusts – 44.7%(c) (d)
AB All Market Real Return Portfolio - Class Z	6,744,598	58,070,984
AB International Small Cap Portfolio - Class Z	3,627,768	40,449,613
Bernstein International Strategic Equities Portfolio - Class Z	17,505,202	202,360,130
Bernstein Small Cap Core Portfolio - Class Z	1,460,334	18,502,444

Company	Shares		U.S. $ Value

Sanford C Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z		728,844	$18,505,358

Total Investment Companies (cost $300,155,453)			337,888,529

	Notional Amount

PURCHASED OPTIONS - PUTS – 1.3%
Options on Equity Indices – 1.3%
Euro STOXX 50 Index Expiration: Nov 2024; Contracts: 13,810; Exercise Price: EUR 3,650.00; Counterparty: UBS AG(a)	EUR	50,406,500	936,504
FTSE 100 Index Expiration: Dec 2024; Contracts: 2,950; Exercise Price: GBP 6,600.00; Counterparty: UBS AG(a)	GBP	19,470,000	370,906
Nikkei 225 Index Expiration: Nov 2024; Contracts: 198,000; Exercise Price: JPY 27,000.00; Counterparty: UBS AG(a)	JPY	5,346,000,000	810,972
S&P 500 Index Expiration: Dec 2024; Contracts: 106,700; Exercise Price: USD 3,950.00; Counterparty: UBS AG(a)	USD	421,465,000	7,688,387

Total Purchased Options - Puts (premiums paid $11,622,577)			9,806,769

	Shares

SHORT-TERM INVESTMENTS – 5.2%
Investment Companies – 5.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.27%(c) (d) (e) (cost $39,014,042)		39,014,042	39,014,042

Total Investments – 101.5% (cost $562,371,496)(f)			767,079,962
Other assets less liabilities – (1.5)%			(11,604,704)

Net Assets – 100.0%			$755,475,258

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	32	March 2024	$2,998,951	$86,982
Euro Buxl 30 Yr Bond Futures	49	March 2024	7,666,139	443,842
Euro STOXX 50 Index Futures	986	March 2024	49,450,321	(580,588)
Euro-BOBL Futures	165	March 2024	21,727,064	336,872
Euro-Bund Futures	122	March 2024	18,481,053	414,684

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Japan 10 Yr Bond (OSE) Futures	3	March 2024	$3,121,489	$20,306
Long Gilt Futures	74	March 2024	9,682,370	675,272
Nikkei 225 (OSE) Futures	28	March 2024	6,642,553	75,306
OMXS 30 Index Futures	7	January 2024	166,654	864
S&P 500 E-Mini Futures	610	March 2024	147,010,000	4,292,563
TOPIX Index Futures	150	March 2024	25,170,213	168,176
U.S. T-Note 2 Yr (CBT) Futures	568	March 2024	116,959,187	1,203,968
U.S. T-Note 10 Yr (CBT) Futures	1,503	March 2024	169,674,609	5,960,591
U.S. Ultra Bond (CBT) Futures	414	March 2024	55,307,813	4,666,566
Sold Contracts
10 Yr Australian Bond Futures	105	March 2024	8,347,695	(257,474)
E-Mini Russell 2000 Futures	56	March 2024	5,733,560	(408,064)
FTSE 100 Index Futures	278	March 2024	27,485,370	(607,265)
Hang Seng Index Futures	1	January 2024	109,701	(4,702)
MSCI Emerging Markets Futures	213	March 2024	11,008,905	(520,657)
MSCI Singapore IX ETS Futures	5	January 2024	108,998	(3,779)
S&P Mid 400 E-Mini Futures	17	March 2024	4,776,150	(253,055)
S&P/TSX 60 Index Futures	166	March 2024	31,830,708	(651,126)
SPI 200 Futures	245	March 2024	31,658,892	(389,267)

				$14,670,015

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	CAD	4,971	USD	3,634	01/10/2024	$(117,749)
Bank of America, NA	EUR	14,943	USD	15,891	01/10/2024	(609,671)
Bank of America, NA	JPY	1,588,984	USD	11,085	01/12/2024	(196,360)
Bank of America, NA	USD	5,709	JPY	845,144	01/12/2024	291,333
Bank of America, NA	GBP	15,722	USD	19,702	01/25/2024	(339,940)
Bank of America, NA	USD	2,884	GBP	2,269	01/25/2024	7,542
Bank of America, NA	NOK	213,817	USD	20,407	02/16/2024	(659,527)
Bank of America, NA	USD	20,992	NOK	227,631	02/16/2024	1,435,958
Barclays Bank PLC	CAD	1,901	USD	1,389	01/10/2024	(45,773)
Barclays Bank PLC	EUR	1,383	USD	1,508	01/10/2024	(19,256)
Barclays Bank PLC	NZD	23,837	USD	14,644	01/11/2024	(424,277)
Barclays Bank PLC	USD	2,377	NZD	4,076	01/11/2024	199,048
Barclays Bank PLC	USD	1,844	JPY	273,987	01/12/2024	100,968
Barclays Bank PLC	AUD	2,713	USD	1,766	01/25/2024	(83,753)
Barclays Bank PLC	USD	5,308	AUD	8,059	01/25/2024	187,535
Barclays Bank PLC	SEK	137,848	USD	13,317	02/16/2024	(373,754)
BNP Paribas SA	USD	21,376	CAD	28,969	01/10/2024	489,029
BNP Paribas SA	USD	6,740	EUR	6,118	01/10/2024	15,823
BNP Paribas SA	USD	12,649	NZD	21,711	01/11/2024	1,075,942
Citibank, NA	CAD	1,078	USD	780	01/10/2024	(33,635)
Citibank, NA	USD	690	CAD	920	01/10/2024	4,502
Citibank, NA	USD	1,826	AUD	2,807	01/25/2024	88,135
Citibank, NA	USD	926	GBP	731	01/25/2024	5,733
Deutsche Bank AG	USD	26,638	EUR	24,424	01/10/2024	331,474
Deutsche Bank AG	USD	2,224	NZD	3,676	01/11/2024	100,142
Deutsche Bank AG	JPY	1,989,656	USD	13,440	01/12/2024	(686,194)
Deutsche Bank AG	CHF	29,617	USD	33,439	01/18/2024	(1,826,624)
Goldman Sachs Bank USA	EUR	6,637	USD	7,118	01/10/2024	(210,541)
Goldman Sachs Bank USA	USD	21,921	CAD	30,053	01/10/2024	762,897
Goldman Sachs Bank USA	USD	8,479	JPY	1,245,020	01/12/2024	360,793
Goldman Sachs Bank USA	AUD	2,786	USD	1,855	01/25/2024	(44,353)
Goldman Sachs Bank USA	USD	38,744	GBP	30,633	01/25/2024	306,517
HSBC Bank USA	USD	10,477	EUR	9,544	01/10/2024	61,450
JPMorgan Chase Bank, NA	EUR	14,097	USD	15,100	01/10/2024	(466,481)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, NA	USD	5,414	NZD	8,704	01/11/2024	$88,355
JPMorgan Chase Bank, NA	JPY	699,634	USD	4,941	01/12/2024	(26,713)
Morgan Stanley Capital Services LLC	CAD	53,880	USD	40,009	01/10/2024	(659,115)
Morgan Stanley Capital Services LLC	USD	6,919	EUR	6,521	01/10/2024	281,978
Morgan Stanley Capital Services LLC	USD	16,913	AUD	25,966	01/25/2024	794,100
Morgan Stanley Capital Services LLC	CHF	12,202	USD	14,122	02/15/2024	(449,239)
State Street Bank & Trust Co.	USD	2,017	EUR	1,900	01/10/2024	80,845
State Street Bank & Trust Co.	USD	10,435	JPY	1,540,888	01/12/2024	505,262
State Street Bank & Trust Co.	USD	242	CHF	212	01/18/2024	11,094
State Street Bank & Trust Co.	GBP	221	USD	275	01/25/2024	(7,210)
State Street Bank & Trust Co.	USD	501	AUD	745	01/25/2024	7,137
UBS AG	CAD	45,716	USD	33,208	01/10/2024	(1,297,760)

						$(984,333)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	443	03/15/2024	$(2,346)

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	Affiliated investments.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of December 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $242,940,622 and gross unrealized depreciation of investments was $(24,105,820), resulting in net unrealized appreciation of $218,834,802.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Overlay A Portfolio

December 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$380,370,622	$—	$—	$380,370,622
Investment Companies	337,888,529	—	—	337,888,529
Purchased Options - Puts	—	9,806,769	—	9,806,769
Short-Term Investments	39,014,042	—	—	39,014,042

Total Investments in Securities	757,273,193	9,806,769	—	767,079,962
Other Financial Instruments(b):
Assets:
Futures	18,345,992	—	—	18,345,992
Forward Currency Exchange Contracts	—	7,593,592	—	7,593,592
Liabilities:
Futures	(3,675,977)	—	—	(3,675,977)
Forward Currency Exchange Contracts	—	(8,577,925)	—	(8,577,925)
Total Return Swaps	—	(2,346)	—	(2,346)

Total	$771,943,208	$8,820,090	$—	$780,763,298

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2023 is as follows:

							Distributions
Fund	Market Value 09/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 12/31/2023 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$14,390	$129,808	$105,184	$0	$0	$39,014	$442	$0
AB All Market Real Return Portfolio	61,377	2,261	6,584	(1,328)	2,345	58,071	2,261	0
Bernstein Fund, Inc. - International Small Cap Portfolio	37,429	1,159	0	0	1,862	40,450	1,158	0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	188,999	6,041	2,070	100	9,290	202,360	6,041	0
Bernstein Fund, Inc. - Small Cap Core Portfolio	16,112	1,441	0	0	949	18,502	1,441	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	17,278	341	0	0	886	18,505	342	0
Total	$335,585	$141,051	$113,838	$(1,228)	$15,332	$376,902	$11,685	$0